Accounts receivables - Allowance for doubtful receivables and credit loss (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023
Disclosure of financial assets [line items]
Accounts receivables	$ 30,778	$ 32,517	$ 21,198
Expected credit loss rate	0.04%	0.04%
Less than 3 months
Disclosure of financial assets [line items]
Expected credit loss rate	0.00%	0.00%
3 months - 1 year
Disclosure of financial assets [line items]
Expected credit loss rate	34.21%	17.28%
Gross carrying amount
Disclosure of financial assets [line items]
Accounts receivables	$ 30,791	$ 32,531	21,198
Gross carrying amount | Less than 3 months
Disclosure of financial assets [line items]
Accounts receivables	30,753	32,450
Gross carrying amount | 3 months - 1 year
Disclosure of financial assets [line items]
Accounts receivables	38	81
Accumulated impairment
Disclosure of financial assets [line items]
Accounts receivables	(13)	(14)	$ 0
Accumulated impairment | Less than 3 months
Disclosure of financial assets [line items]
Accounts receivables	0	0
Accumulated impairment | 3 months - 1 year
Disclosure of financial assets [line items]
Accounts receivables	$ (13)	$ (14)